Total Invested Assets and Related Net Investment Income - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) dollarsPerSquareFoot	Dec. 31, 2023 CAD ($)
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets supporting CLOs	$ 5,356	$ 3,478
Collateralized loan obligation	5,028	3,247
Realized and unrealized losses on CLOs	56
Other non-financial invested assets	1,829	1,657
Notional amount	178,698	162,948
Fair value	178,651	162,854
Financial liabilities	21,287	18,902
Financial liabilities, at fair value	$ 21,236	$ 18,801
Repurchase agreement interest rate	3.52%	4.86%
Carrying value of securities lent	$ 2,840	$ 2,705
Cash collateral on securities lent
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Cash collateral	194	187
Securitized Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,555	1,792
Fair value	1,505	1,697
Securities in Principal Reinvestment Account
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	302	335
Cash and cash equivalents in Principal Reinvestment Account
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	57
Transferred assets
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Fair value	2,840	2,705
Securities lending
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Carrying value of securities lent	2,377	2,044
Collateral associated with securities lending
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Carrying value of securities lent	$ 2,506	2,158
Bottom of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Repurchase agreement maturity period	6 days
Bottom of range | Discounted cash flow
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Rental growth rate (per annum)	0.00%
Long-term vacancy rate	0.00%
Discount rate	5.50%
Terminal capitalization rate	4.50%
Bottom of range | Discounted cash flow | Credit spread, measurement input
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Significant unobservable inputs	0.0099
Bottom of range | Retail and office properties | Discounted cash flow
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Estimated rental value (per square foot, per annum) | dollarsPerSquareFoot	12.00
Bottom of range | Industrial properties | Discounted cash flow
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Estimated rental value (per square foot, per annum) | dollarsPerSquareFoot	3.00
Top of range
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Repurchase agreement maturity period	365 days
Top of range | Discounted cash flow
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Rental growth rate (per annum)	3.20%
Long-term vacancy rate	25.00%
Discount rate	9.50%
Terminal capitalization rate	8.75%
Top of range | Discounted cash flow | Credit spread, measurement input
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Significant unobservable inputs	0.0357
Top of range | Discounted cash flow | Liquidity adjustments, premium (discount), measurement input
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Significant unobservable inputs	0.0205
Top of range | Retail and office properties | Discounted cash flow
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Estimated rental value (per square foot, per annum) | dollarsPerSquareFoot	76.00
Top of range | Industrial properties | Discounted cash flow
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Estimated rental value (per square foot, per annum) | dollarsPerSquareFoot	23.00
Weighted average
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Repurchase agreement maturity period	91 days
Investments accounted for using equity method
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Other non-financial invested assets	$ 1,829	1,657
Investment property | Discounted cash flow
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Expected return period	10 years
At cost
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Other non-financial invested assets	$ 9,290	9,723
At fair value
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Other non-financial invested assets	9,290	9,723
Other financial invested assets (CLOs)
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Maximum contractual exposure to credit risk of loans or receivables	263	192
Financial liabilities	5,028	3,247
Financial liabilities, at fair value	5,028	3,247
Securitized Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Financial liabilities	1,854	2,119
Financial liabilities, at fair value	1,807	2,021
Cash and Accounts Receivable
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets supporting CLOs	679	251
Loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets supporting CLOs	$ 4,677	$ 3,227